Quarterly Holdings Report
for
Fidelity® High Income Central Fund
November 30, 2021
HICII-NPRT1-0122
1.861968.113
Corporate Bonds - 85.7%
	Principal Amount (a)	Value ($)
Convertible Bonds - 1.3%
Broadcasting - 0.6%
DISH Network Corp.:
2.375% 3/15/24	4,765,000	4,449,319
3.375% 8/15/26	8,869,000	8,175,019
		12,624,338
Energy - 0.7%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	2,806,548	9,626,460
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	1,625,518	6,176,968
		15,803,428
TOTAL CONVERTIBLE BONDS		28,427,766
Nonconvertible Bonds - 84.4%
Aerospace - 2.4%
Allegheny Technologies, Inc.:
4.875% 10/1/29	1,205,000	1,190,576
5.125% 10/1/31	845,000	834,522
5.875% 12/1/27	2,480,000	2,581,854
Bombardier, Inc.:
6% 2/15/28 (d)	3,615,000	3,587,888
7.125% 6/15/26 (d)	3,320,000	3,425,078
7.5% 12/1/24 (d)	4,520,000	4,689,500
7.5% 3/15/25 (d)	6,045,000	6,161,124
7.875% 4/15/27 (d)	9,105,000	9,369,227
Moog, Inc. 4.25% 12/15/27 (d)	735,000	746,521
TransDigm, Inc.:
5.5% 11/15/27	12,450,000	12,527,813
7.5% 3/15/27	5,250,000	5,473,125
Wolverine Escrow LLC 8.5% 11/15/24 (d)	1,627,000	1,521,245
		52,108,473
Air Transportation - 0.6%
Air Canada 3.875% 8/15/26 (d)	4,380,000	4,343,953
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (d)	2,190,000	2,237,895
United Airlines, Inc. 4.625% 4/15/29 (d)	2,980,000	2,964,146
Western Global Airlines LLC 10.375% 8/15/25 (d)	2,660,000	2,952,600
		12,498,594
Automotive - 0.1%
Ford Motor Credit Co. LLC 3.625% 6/17/31	2,480,000	2,529,600
Automotive & Auto Parts - 2.0%
Dana, Inc.:
4.25% 9/1/30	1,400,000	1,391,250
5.625% 6/15/28	2,450,000	2,578,625
Ford Motor Co. 3.25% 2/12/32	4,510,000	4,517,667
Ford Motor Credit Co. LLC:
2.9% 2/16/28	2,000,000	1,966,260
3.375% 11/13/25	1,645,000	1,679,956
5.125% 6/16/25	7,810,000	8,441,673
General Motors Financial Co., Inc. 4.25% 5/15/23	615,000	643,576
LCM Investments Holdings 4.875% 5/1/29 (d)	3,665,000	3,650,816
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)	1,770,000	1,796,019
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (d)	875,000	890,649
Real Hero Merger Sub 2 6.25% 2/1/29 (d)	685,000	687,096
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 1 month U.S. LIBOR + 6.000% 6.0864% 10/8/26 (c)(e)(f)	9,915,000	9,720,172
Thor Industries, Inc. 4% 10/15/29 (d)	3,220,000	3,153,990
Winnebago Industries, Inc. 6.25% 7/15/28 (d)	2,075,000	2,215,063
		43,332,812
Banks & Thrifts - 1.6%
Ally Financial, Inc.:
5.8% 5/1/25	20,000	22,603
8% 11/1/31	11,003,000	15,283,147
8% 11/1/31	9,183,000	12,990,565
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (d)	7,280,000	7,378,316
		35,674,631
Broadcasting - 1.5%
Clear Channel Outdoor Holdings, Inc.:
7.5% 6/1/29 (d)	2,590,000	2,661,225
7.75% 4/15/28 (d)	1,370,000	1,427,934
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)	2,515,000	1,112,888
Gray Escrow II, Inc. 5.375% 11/15/31 (d)	2,970,000	2,976,356
iHeartCommunications, Inc. 9% 5/15/22 (c)(g)	780,000	0
Nexstar Broadcasting, Inc. 5.625% 7/15/27 (d)	2,755,000	2,858,313
Scripps Escrow II, Inc.:
3.875% 1/15/29 (d)	2,170,000	2,156,438
5.375% 1/15/31 (d)	1,130,000	1,135,650
Scripps Escrow, Inc. 5.875% 7/15/27 (d)	2,215,000	2,272,479
Sirius XM Radio, Inc.:
4.125% 7/1/30 (d)	3,430,000	3,350,836
5% 8/1/27 (d)	5,295,000	5,452,262
Tegna, Inc. 5% 9/15/29	2,100,000	2,105,250
Univision Communications, Inc. 6.625% 6/1/27 (d)	5,150,000	5,508,955
		33,018,586
Building Materials - 0.5%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)	505,000	522,130
Gypsum Management & Supply, Inc. 4.625% 5/1/29 (d)	2,170,000	2,130,181
SRS Distribution, Inc.:
4.625% 7/1/28 (d)	1,825,000	1,829,316
6% 12/1/29 (d)	1,705,000	1,685,853
6.125% 7/1/29 (d)	1,005,000	1,007,513
Victors Merger Corp. 6.375% 5/15/29 (d)	3,465,000	3,239,775
		10,414,768
Cable/Satellite TV - 4.9%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 1/15/34 (d)	3,730,000	3,588,260
4.5% 8/15/30 (d)	3,095,000	3,119,590
4.5% 6/1/33 (d)	4,415,000	4,348,775
4.75% 3/1/30 (d)	5,200,000	5,328,076
5% 2/1/28 (d)	12,055,000	12,416,650
5.125% 5/1/27 (d)	8,920,000	9,181,222
CSC Holdings LLC:
3.375% 2/15/31 (d)	3,305,000	3,018,721
4.125% 12/1/30 (d)	2,590,000	2,478,552
4.5% 11/15/31 (d)	2,175,000	2,104,313
4.625% 12/1/30 (d)	5,895,000	5,482,350
5% 11/15/31 (d)	2,290,000	2,141,150
5.375% 2/1/28 (d)	4,625,000	4,723,281
5.75% 1/15/30 (d)	3,690,000	3,613,912
5.875% 9/15/22	805,000	823,515
7.5% 4/1/28 (d)	4,545,000	4,823,381
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 8/15/27 (d)	2,505,000	2,548,963
DISH DBS Corp.:
5.25% 12/1/26 (d)	1,465,000	1,450,951
5.75% 12/1/28 (d)	1,465,000	1,443,508
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)	6,820,000	6,777,580
6.5% 9/15/28 (d)	5,050,000	4,896,985
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)	8,600,000	8,862,300
Ziggo Bond Co. BV:
5.125% 2/28/30 (d)	1,155,000	1,154,168
6% 1/15/27 (d)	4,760,000	4,916,723
Ziggo BV:
4.875% 1/15/30 (d)	1,730,000	1,750,544
5.5% 1/15/27 (d)	6,096,000	6,274,491
		107,267,961
Chemicals - 2.9%
Avient Corp. 5.75% 5/15/25 (d)	1,970,000	2,041,452
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (d)	2,445,000	2,526,785
CF Industries Holdings, Inc.:
5.15% 3/15/34	4,430,000	5,309,532
5.375% 3/15/44	4,565,000	5,774,862
CVR Partners LP 6.125% 6/15/28 (d)	3,010,000	3,123,477
GrafTech Finance, Inc. 4.625% 12/15/28 (d)	2,290,000	2,317,938
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (d)(e)	5,905,000	5,875,475
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)	535,000	530,657
7% 12/31/27 (d)	680,000	652,800
LSB Industries, Inc. 6.25% 10/15/28 (d)	270,000	278,791
NOVA Chemicals Corp. 4.25% 5/15/29 (d)	2,650,000	2,597,000
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (d)	2,630,000	2,489,768
6.625% 5/1/29 (d)	1,755,000	1,618,759
The Chemours Co. LLC:
4.625% 11/15/29 (d)	2,245,000	2,169,231
5.375% 5/15/27	10,220,000	10,681,995
5.75% 11/15/28 (d)	6,595,000	6,759,875
Tronox, Inc. 4.625% 3/15/29 (d)	2,210,000	2,143,700
Valvoline, Inc. 4.25% 2/15/30 (d)	1,600,000	1,586,240
W.R. Grace Holding LLC:
4.875% 6/15/27 (d)	3,255,000	3,229,570
5.625% 8/15/29 (d)	2,375,000	2,388,134
		64,096,041
Consumer Products - 1.1%
Central Garden & Pet Co. 4.125% 10/15/30	1,675,000	1,673,761
Diamond BC BV 4.625% 10/1/29 (d)	1,145,000	1,119,238
Ferrellgas LP/Ferrellgas Finance Corp. 5.375% 4/1/26 (d)	1,775,000	1,679,594
Gannett Holdings LLC 6% 11/1/26 (d)	1,390,000	1,391,223
Mattel, Inc.:
3.375% 4/1/26 (d)	745,000	756,205
3.75% 4/1/29 (d)	745,000	762,222
Michaels Companies, Inc.:
5.25% 5/1/28 (d)	2,370,000	2,344,831
7.875% 5/1/29 (d)	3,590,000	3,563,075
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (d)	1,460,000	1,401,600
Tempur Sealy International, Inc.:
3.875% 10/15/31 (d)	2,515,000	2,429,767
4% 4/15/29 (d)	2,345,000	2,327,858
The Scotts Miracle-Gro Co. 4% 4/1/31 (d)	1,495,000	1,453,312
TKC Holdings, Inc. 10.5% 5/15/29 (d)	2,545,000	2,674,795
		23,577,481
Containers - 1.1%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (d)(e)	2,525,000	2,581,813
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 5.25% 8/15/27 (d)	7,225,000	7,080,500
Berry Global, Inc.:
4.5% 2/15/26 (d)	2,134,000	2,141,352
4.875% 7/15/26 (d)	1,355,000	1,405,894
CANPACK SA and Eastern PA Land Investment Holding LLC 3.125% 11/1/25 (d)	615,000	610,634
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (d)	2,080,000	2,074,613
7.875% 7/15/26 (d)	275,000	286,030
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)	1,430,000	1,458,600
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)	1,185,000	1,177,736
OI European Group BV 4.75% 2/15/30 (d)	2,835,000	2,832,108
Plastipak Holdings, Inc. 6.25% 10/15/25 (d)	730,000	741,461
Trivium Packaging Finance BV 5.5% 8/15/26 (d)	1,510,000	1,558,803
		23,949,544
Diversified Financial Services - 2.6%
Altice France Holding SA 10.5% 5/15/27 (d)	4,240,000	4,563,597
Coinbase Global, Inc.:
3.375% 10/1/28 (d)	6,085,000	5,719,900
3.625% 10/1/31 (d)	6,085,000	5,643,838
Diamond Sports Group LLC/Diamond Sports Finance Co. 6.625% 8/15/27 (d)	3,500,000	733,373
FLY Leasing Ltd. 7% 10/15/24 (d)	7,485,000	7,393,777
Hightower Holding LLC 6.75% 4/15/29 (d)	970,000	977,275
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	2,200,000	2,227,500
5.25% 5/15/27	5,970,000	6,074,475
6.375% 12/15/25	1,740,000	1,760,897
MSCI, Inc. 4% 11/15/29 (d)	5,785,000	5,994,706
OneMain Finance Corp.:
7.125% 3/15/26	3,460,000	3,890,433
8.875% 6/1/25	3,325,000	3,566,063
PRA Group, Inc. 5% 10/1/29 (d)	7,620,000	7,524,902
		56,070,736
Diversified Media - 0.9%
Allen Media LLC 10.5% 2/15/28 (d)	6,230,000	6,638,065
Lamar Media Corp. 4.875% 1/15/29	1,980,000	2,054,250
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (d)	1,645,000	1,665,563
Nielsen Finance LLC/Nielsen Finance Co.:
5.625% 10/1/28 (d)	2,530,000	2,582,573
5.875% 10/1/30 (d)	2,530,000	2,632,161
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)	3,285,000	3,481,115
		19,053,727
Energy - 12.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 1/15/28 (d)	2,220,000	2,281,272
Apache Corp. 4.625% 11/15/25	2,475,000	2,617,313
Archrock Partners LP / Archrock Partners Finance Corp.:
6.25% 4/1/28 (d)	2,475,000	2,536,875
6.875% 4/1/27 (d)	700,000	728,000
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)	1,235,000	1,241,444
Baytex Energy Corp. 5.625% 6/1/24 (d)	582,000	579,090
California Resources Corp. 7.125% 2/1/26 (d)	3,735,000	3,849,384
Cheniere Energy Partners LP 3.25% 1/31/32 (d)	2,445,000	2,374,706
Cheniere Energy, Inc. 4.625% 10/15/28	8,250,000	8,497,500
Chesapeake Energy Corp. 5.875% 2/1/29 (d)	2,185,000	2,316,100
Citgo Holding, Inc. 9.25% 8/1/24 (d)	2,625,000	2,559,375
Citgo Petroleum Corp.:
6.375% 6/15/26 (d)	2,610,000	2,610,000
7% 6/15/25 (d)	6,180,000	6,241,800
CNX Resources Corp. 6% 1/15/29 (d)	1,185,000	1,212,573
Colgate Energy Partners III LLC 5.875% 7/1/29 (d)	2,610,000	2,590,425
Comstock Resources, Inc.:
5.875% 1/15/30 (d)	1,595,000	1,597,504
6.75% 3/1/29 (d)	3,485,000	3,624,400
7.5% 5/15/25 (d)	2,725,000	2,793,125
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25	1,045,000	1,048,088
6% 2/1/29 (d)	7,210,000	7,291,113
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (d)	830,000	834,914
CVR Energy, Inc.:
5.25% 2/15/25 (d)	4,990,000	4,753,474
5.75% 2/15/28 (d)	4,990,000	4,713,005
DCP Midstream Operating LP:
5.375% 7/15/25	4,985,000	5,318,497
5.85% 5/21/43 (d)(e)	3,410,000	3,259,483
Delek Logistics Partners LP 7.125% 6/1/28 (d)	1,520,000	1,573,200
DT Midstream, Inc.:
4.125% 6/15/29 (d)	2,545,000	2,529,094
4.375% 6/15/31 (d)	2,545,000	2,529,094
Endeavor Energy Resources LP/EER Finance, Inc.:
5.75% 1/30/28 (d)	4,185,000	4,352,400
6.625% 7/15/25 (d)	2,455,000	2,580,819
EnLink Midstream LLC 5.625% 1/15/28 (d)	1,060,000	1,086,500
EQT Corp.:
3.125% 5/15/26 (d)	1,720,000	1,718,899
3.625% 5/15/31 (d)	1,720,000	1,752,508
5% 1/15/29	2,500,000	2,737,500
Exterran Energy Solutions LP 8.125% 5/1/25	885,000	820,838
Harvest Midstream I LP 7.5% 9/1/28 (d)	5,565,000	5,766,620
Hess Midstream Partners LP:
4.25% 2/15/30 (d)	1,560,000	1,509,378
5.125% 6/15/28 (d)	2,905,000	2,970,363
5.625% 2/15/26 (d)	6,900,000	7,055,250
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (d)	2,685,000	1,543,875
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (d)	7,410,000	7,122,640
MEG Energy Corp. 5.875% 2/1/29 (d)	4,235,000	4,201,967
Nabors Industries, Inc. 5.75% 2/1/25	4,196,000	3,506,933
Neptune Energy Bondco PLC 6.625% 5/15/25 (d)	1,065,000	1,070,325
New Fortress Energy, Inc. 6.75% 9/15/25 (d)	2,500,000	2,400,625
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)	7,325,000	7,272,590
Nine Energy Service, Inc. 8.75% 11/1/23 (d)	600,000	297,000
Northern Oil & Gas, Inc. 8.125% 3/1/28 (d)	3,455,000	3,579,933
Occidental Petroleum Corp.:
4.3% 8/15/39	880,000	858,000
4.4% 4/15/46	1,750,000	1,719,655
4.5% 7/15/44	815,000	815,000
5.875% 9/1/25	1,665,000	1,788,476
6.125% 1/1/31	4,345,000	5,063,229
6.2% 3/15/40	980,000	1,161,300
6.375% 9/1/28	2,500,000	2,850,000
6.45% 9/15/36	1,717,000	2,132,068
6.6% 3/15/46	2,590,000	3,296,682
6.625% 9/1/30	8,330,000	9,993,251
6.95% 7/1/24	2,770,000	3,047,000
7.5% 5/1/31	10,215,000	12,875,344
8.875% 7/15/30	6,715,000	8,817,970
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28	5,755,000	3,432,858
7.25% 6/15/25	2,085,000	1,394,344
9.25% 5/15/25 (d)	6,375,000	5,896,875
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	3,935,000	3,698,900
Renewable Energy Group, Inc. 5.875% 6/1/28 (d)	1,000,000	1,017,500
SM Energy Co.:
5% 1/15/24	2,930,000	2,900,700
6.5% 7/15/28	920,000	929,200
6.625% 1/15/27	1,145,000	1,150,725
6.75% 9/15/26	805,000	807,013
Southwestern Energy Co.:
5.375% 2/1/29	4,415,000	4,547,450
8.375% 9/15/28	2,500,000	2,754,275
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.875% 3/1/27	3,905,000	4,002,625
Sunoco LP/Sunoco Finance Corp. 4.5% 5/15/29	2,280,000	2,249,220
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (d)	1,640,000	1,671,324
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 12/31/30 (d)	2,370,000	2,341,886
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.875% 2/1/31	2,430,000	2,606,175
5.5% 3/1/30	645,000	701,438
6.5% 7/15/27	1,275,000	1,356,243
6.875% 1/15/29	2,255,000	2,497,818
Transocean Sentry Ltd. 5.375% 5/15/23 (d)	2,253,695	2,152,278
Tullow Oil PLC 10.25% 5/15/26 (d)	7,345,000	7,273,386
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind (c)(g)	1,706,837	85,342
Valaris Ltd. 8.25% 4/30/28 pay-in-kind (e)	660,000	683,100
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)	2,220,000	2,229,213
4.125% 8/15/31 (d)	2,220,000	2,270,305
Vine Energy Holdings LLC 6.75% 4/15/29 (d)	2,260,000	2,406,900
Viper Energy Partners LP 5.375% 11/1/27 (d)	1,105,000	1,138,150
		266,061,029
Environmental - 0.4%
Darling Ingredients, Inc. 5.25% 4/15/27 (d)	2,760,000	2,852,971
Madison IAQ LLC:
4.125% 6/30/28 (d)	1,795,000	1,736,663
5.875% 6/30/29 (d)	2,775,000	2,669,689
Stericycle, Inc. 3.875% 1/15/29 (d)	1,645,000	1,603,875
		8,863,198
Food & Drug Retail - 0.8%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)	1,655,000	1,640,188
4.625% 1/15/27 (d)	4,615,000	4,784,140
4.875% 2/15/30 (d)	6,890,000	7,322,899
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)	1,605,000	1,524,269
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)	960,000	924,629
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)	2,200,000	2,309,824
		18,505,949
Food/Beverage/Tobacco - 3.0%
C&S Group Enterprises LLC 5% 12/15/28 (d)	1,905,000	1,774,889
Chobani LLC/Finance Corp., Inc.:
4.625% 11/15/28 (d)	1,465,000	1,486,975
7.5% 4/15/25 (d)	450,000	465,188
Del Monte Foods, Inc. 11.875% 5/15/25 (d)	3,785,000	4,187,156
JBS Finance Luxembourg SARL 3.625% 1/15/32 (d)	3,440,000	3,414,200
JBS U.S.A. Food Co. 5.75% 1/15/28 (d)	2,330,000	2,443,704
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (d)	6,150,000	6,632,775
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (d)	4,395,000	4,714,473
6.5% 4/15/29 (d)	3,640,000	3,985,800
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)	1,702,000	1,816,885
Kraft Heinz Foods Co.:
4.375% 6/1/46	645,000	746,483
4.875% 10/1/49	3,225,000	4,020,791
5.5% 6/1/50	855,000	1,159,395
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (d)	2,290,000	2,283,577
Performance Food Group, Inc.:
4.25% 8/1/29 (d)	1,350,000	1,299,915
5.5% 10/15/27 (d)	5,775,000	5,948,250
6.875% 5/1/25 (d)	995,000	1,042,263
Pilgrim's Pride Corp. 4.25% 4/15/31 (d)	3,045,000	3,189,638
Post Holdings, Inc.:
4.625% 4/15/30 (d)	3,690,000	3,643,875
5.75% 3/1/27 (d)	800,000	824,056
Simmons Foods, Inc. 4.625% 3/1/29 (d)	1,455,000	1,434,506
TreeHouse Foods, Inc. 4% 9/1/28	860,000	815,375
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)	1,080,000	1,048,788
U.S. Foods, Inc.:
4.625% 6/1/30 (d)	1,110,000	1,115,550
4.75% 2/15/29 (d)	3,100,000	3,138,440
United Natural Foods, Inc. 6.75% 10/15/28 (d)	1,810,000	1,938,963
		64,571,910
Gaming - 3.1%
Affinity Gaming LLC 6.875% 12/15/27 (d)	890,000	912,250
Boyd Gaming Corp. 8.625% 6/1/25 (d)	3,034,000	3,246,380
Caesars Entertainment, Inc.:
4.625% 10/15/29 (d)	2,860,000	2,788,500
8.125% 7/1/27 (d)	12,765,000	14,005,120
Chukchansi Economic Development Authority 8% 4/15/28 (d)	110,482	104,958
Downstream Development Authority of The Qua 10.5% 2/15/23 (d)	1,075,000	1,126,063
Golden Entertainment, Inc. 7.625% 4/15/26 (d)	935,000	972,400
Golden Nugget, Inc. 6.75% 10/15/24 (d)	7,570,000	7,607,850
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	4,310,000	4,622,475
4.625% 6/15/25 (d)	5,180,000	5,516,700
MGM Resorts International:
6.75% 5/1/25	3,350,000	3,488,188
7.75% 3/15/22	660,000	668,488
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (d)	3,010,000	3,255,315
Premier Entertainment Sub LLC 5.875% 9/1/31 (d)	2,230,000	2,238,363
Station Casinos LLC 4.625% 12/1/31 (d)	3,685,000	3,652,756
Studio City Finance Ltd. 6.5% 1/15/28 (d)	5,015,000	4,914,700
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (d)	3,915,000	3,906,348
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.75% 4/15/25 (d)	4,675,000	4,871,444
		67,898,298
Healthcare - 7.8%
AHP Health Partners, Inc. 5.75% 7/15/29 (d)	2,665,000	2,611,700
Akumin, Inc. 7% 11/1/25 (d)	4,155,000	3,905,700
Avantor Funding, Inc.:
3.875% 11/1/29 (d)	2,290,000	2,287,138
4.625% 7/15/28 (d)	3,345,000	3,454,382
Bausch Health Companies, Inc.:
7.25% 5/30/29 (d)	1,055,000	1,000,931
9% 12/15/25 (d)	1,775,000	1,852,568
Catalent Pharma Solutions 5% 7/15/27 (d)	825,000	852,844
Centene Corp.:
3.375% 2/15/30	2,690,000	2,709,212
4.25% 12/15/27	3,475,000	3,605,313
4.625% 12/15/29	3,825,000	4,092,750
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)	740,000	731,675
4% 3/15/31 (d)	2,080,000	2,085,200
4.25% 5/1/28 (d)	735,000	745,081
Community Health Systems, Inc.:
4.75% 2/15/31 (d)	2,885,000	2,841,732
5.625% 3/15/27 (d)	2,430,000	2,490,750
6% 1/15/29 (d)	2,415,000	2,511,600
6.125% 4/1/30 (d)	5,840,000	5,591,800
6.875% 4/15/29 (d)	2,815,000	2,766,786
8% 3/15/26 (d)	12,925,000	13,506,625
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (d)	2,840,000	2,783,200
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)	2,495,000	2,313,426
4.625% 6/1/30 (d)	6,965,000	6,877,938
Encompass Health Corp. 5.75% 9/15/25	4,660,000	4,735,725
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)	1,085,000	1,074,150
HCA Holdings, Inc.:
5.875% 5/1/23	1,150,000	1,215,297
5.875% 2/1/29	1,355,000	1,590,431
HealthEquity, Inc. 4.5% 10/1/29 (d)	1,005,000	992,438
Hologic, Inc. 3.25% 2/15/29 (d)	2,525,000	2,477,656
IQVIA, Inc.:
5% 10/15/26 (d)	1,750,000	1,789,375
5% 5/15/27 (d)	1,385,000	1,426,550
Jazz Securities DAC 4.375% 1/15/29 (d)	1,980,000	2,017,264
Molina Healthcare, Inc.:
3.875% 11/15/30 (d)	2,430,000	2,442,150
3.875% 5/15/32 (d)	3,315,000	3,240,827
4.375% 6/15/28 (d)	1,835,000	1,857,938
Mozart Debt Merger Sub, Inc.:
3.875% 4/1/29 (d)	11,350,000	11,208,125
5.25% 10/1/29 (d)	4,355,000	4,349,556
Option Care Health, Inc. 4.375% 10/31/29 (d)	1,060,000	1,054,912
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (d)	3,005,000	2,998,104
5.125% 4/30/31 (d)	2,995,000	3,058,644
Ortho-Clinical Diagnostics, Inc.:
7.25% 2/1/28 (d)	609,000	639,450
7.375% 6/1/25 (d)	1,296,000	1,358,895
Radiology Partners, Inc. 9.25% 2/1/28 (d)	5,980,000	6,097,328
RP Escrow Issuer LLC 5.25% 12/15/25 (d)	2,295,000	2,266,313
Surgery Center Holdings, Inc.:
6.75% 7/1/25 (d)	250,000	252,190
10% 4/15/27 (d)	4,955,000	5,277,075
Tenet Healthcare Corp.:
4.25% 6/1/29 (d)	6,200,000	6,138,000
4.375% 1/15/30 (d)(h)	6,565,000	6,543,204
6.125% 10/1/28 (d)	10,860,000	11,092,404
6.75% 6/15/23	4,385,000	4,662,636
6.875% 11/15/31	330,000	376,200
Valeant Pharmaceuticals International, Inc. 9.25% 4/1/26 (d)	5,560,000	5,824,044
Vizient, Inc. 6.25% 5/15/27 (d)	680,000	708,900
		170,384,132
Homebuilders/Real Estate - 1.6%
Arcosa, Inc. 4.375% 4/15/29 (d)	1,425,000	1,437,953
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29 (d)	1,380,000	1,366,200
6.625% 1/15/28 (d)	40,000	42,100
Kennedy-Wilson, Inc.:
4.75% 3/1/29	2,190,000	2,219,784
5% 3/1/31	2,190,000	2,236,581
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	5,005,000	5,232,627
New Home Co., Inc. 7.25% 10/15/25 (d)	1,685,000	1,728,793
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.75% 1/15/29 (d)	1,225,000	1,238,781
7.625% 6/15/25 (d)	1,225,000	1,292,375
Starwood Property Trust, Inc.:
4.75% 3/15/25	2,420,000	2,510,030
5% 12/15/21	369,000	369,199
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.75% 1/15/28 (d)	2,945,000	3,229,296
TRI Pointe Homes, Inc. 5.7% 6/15/28	795,000	854,625
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)	2,035,000	1,984,125
6.5% 2/15/29 (d)	3,300,000	3,172,703
VICI Properties, Inc.:
3.75% 2/15/27 (d)	1,965,000	2,014,125
4.125% 8/15/30 (d)	2,575,000	2,690,875
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)	1,185,000	1,219,756
		34,839,928
Hotels - 0.5%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (d)	1,470,000	1,426,885
3.75% 5/1/29 (d)	1,650,000	1,634,705
4% 5/1/31 (d)	1,650,000	1,653,312
5.375% 5/1/25 (d)	3,525,000	3,645,767
Marriott Ownership Resorts, Inc. 4.5% 6/15/29 (d)	2,365,000	2,321,780
		10,682,449
Insurance - 1.5%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (d)	9,401,000	9,318,741
10.125% 8/1/26 (d)	2,450,000	2,646,000
Alliant Holdings Intermediate LLC:
5.875% 11/1/29 (d)	3,030,000	2,951,705
6.75% 10/15/27 (d)	9,895,000	9,997,809
AmWINS Group, Inc. 4.875% 6/30/29 (d)	1,400,000	1,377,572
AssuredPartners, Inc. 5.625% 1/15/29 (d)	1,445,000	1,387,200
HUB International Ltd. 7% 5/1/26 (d)	1,395,000	1,424,644
USI, Inc. 6.875% 5/1/25 (d)	3,250,000	3,258,125
		32,361,796
Leisure - 1.4%
Carnival Corp.:
5.75% 3/1/27 (d)	5,135,000	4,997,125
9.875% 8/1/27 (d)	4,130,000	4,648,687
10.5% 2/1/26 (d)	2,400,000	2,736,000
NCL Corp. Ltd.:
5.875% 3/15/26 (d)	735,000	716,346
10.25% 2/1/26 (d)	3,367,000	3,855,215
NCL Finance Ltd. 6.125% 3/15/28 (d)	910,000	886,804
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (d)	4,375,000	4,126,631
5.5% 8/31/26 (d)	4,495,000	4,382,625
11.5% 6/1/25 (d)	1,196,000	1,332,045
Vail Resorts, Inc. 6.25% 5/15/25 (d)	1,435,000	1,499,575
Viking Cruises Ltd. 13% 5/15/25 (d)	2,135,000	2,407,213
		31,588,266
Metals/Mining - 1.8%
Alcoa Nederland Holding BV 4.125% 3/31/29 (d)	2,670,000	2,723,400
Alpha Natural Resources, Inc. 9.75% 4/15/18 (c)(g)	1,099,000	0
Arconic Corp. 6% 5/15/25 (d)	1,520,000	1,584,600
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (d)	1,465,000	1,474,874
4.875% 3/1/31 (d)	1,465,000	1,475,819
Constellium NV 5.875% 2/15/26 (d)	990,000	1,001,256
First Quantum Minerals Ltd.:
6.875% 3/1/26 (d)	5,275,000	5,466,219
6.875% 10/15/27 (d)	8,465,000	8,899,889
7.5% 4/1/25 (d)	2,320,000	2,376,956
FMG Resources (August 2006) Pty Ltd.:
4.375% 4/1/31 (d)	1,615,000	1,628,986
5.125% 5/15/24 (d)	770,000	811,218
Freeport-McMoRan, Inc.:
4.625% 8/1/30	2,510,000	2,650,472
5.4% 11/14/34	1,070,000	1,273,300
Howmet Aerospace, Inc. 5.95% 2/1/37	1,505,000	1,764,613
HudBay Minerals, Inc. 6.125% 4/1/29 (d)	4,755,000	4,933,313
Joseph T. Ryerson & Son, Inc. 8.5% 8/1/28 (d)	1,411,000	1,541,518
		39,606,433
Paper - 0.5%
Berry Global, Inc. 5.625% 7/15/27 (d)	1,110,000	1,150,293
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)	3,315,000	3,420,881
Intertape Polymer Group, Inc. 4.375% 6/15/29 (d)	1,430,000	1,415,700
Mercer International, Inc. 5.125% 2/1/29	2,220,000	2,192,250
SPA Holdings 3 OY 4.875% 2/4/28 (d)	1,770,000	1,745,397
		9,924,521
Publishing/Printing - 0.0%
Clear Channel International BV 6.625% 8/1/25 (d)	1,170,000	1,206,563
Restaurants - 0.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (d)	7,635,000	7,295,548
CEC Entertainment LLC 6.75% 5/1/26 (d)	2,250,000	2,190,938
Golden Nugget, Inc. 8.75% 10/1/25 (d)	1,230,000	1,266,900
KFC Holding Co./Pizza Hut Holding LLC 4.75% 6/1/27 (d)	1,325,000	1,361,438
Papa John's International, Inc. 3.875% 9/15/29 (d)	870,000	852,739
Yum! Brands, Inc.:
4.625% 1/31/32	2,585,000	2,634,761
7.75% 4/1/25 (d)	785,000	827,437
		16,429,761
Services - 4.3%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)	2,940,000	2,831,837
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (d)	1,050,000	997,500
Aramark Services, Inc. 6.375% 5/1/25 (d)	3,410,000	3,556,630
ASGN, Inc. 4.625% 5/15/28 (d)	5,875,000	6,025,988
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (d)	1,992,000	1,927,260
4.625% 6/1/28 (d)	1,328,000	1,284,840
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375% 3/1/29 (d)	1,470,000	1,504,413
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)	2,405,000	2,417,049
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)	15,565,000	15,331,525
CoreCivic, Inc.:
4.625% 5/1/23	255,000	255,000
8.25% 4/15/26	3,735,000	3,845,145
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)	9,979,000	10,211,635
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)	4,110,000	3,994,941
Hertz Corp.:
4.625% 12/1/26 (d)	1,680,000	1,655,875
5% 12/1/29 (d)	2,190,000	2,146,200
5.5% 10/15/24 (c)(d)(g)	3,155,000	0
6% 1/15/28 (c)(d)(g)	3,900,000	0
6.25% 10/15/22 (c)(g)	2,880,000	0
7.125% 8/1/26 (c)(d)(g)	3,980,000	0
IHS Markit Ltd.:
4% 3/1/26 (d)	400,000	434,500
4.75% 2/15/25 (d)	955,000	1,041,838
5% 11/1/22 (d)	200,000	205,700
KAR Auction Services, Inc. 5.125% 6/1/25 (d)	810,000	803,925
Ritchie Bros. Auctioneers, Inc. 5.375% 1/15/25 (d)	830,000	841,657
Sabre GLBL, Inc. 7.375% 9/1/25 (d)	2,500,000	2,587,500
Service Corp. International 5.125% 6/1/29	1,845,000	1,964,925
Sotheby's 7.375% 10/15/27 (d)	3,160,000	3,302,200
The GEO Group, Inc.:
5.125% 4/1/23	1,665,000	1,611,587
5.875% 10/15/24	685,000	616,500
6% 4/15/26	6,055,000	5,207,300
Uber Technologies, Inc.:
4.5% 8/15/29 (d)	12,875,000	12,746,250
6.25% 1/15/28 (d)	2,145,000	2,300,105
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)	1,640,000	1,689,200
		93,339,025
Steel - 0.4%
Commercial Metals Co. 3.875% 2/15/31	1,125,000	1,119,375
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)	5,780,000	6,054,550
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)	690,000	688,448
		7,862,373
Super Retail - 1.9%
Asbury Automotive Group, Inc.:
4.5% 3/1/28	681,000	682,498
4.625% 11/15/29 (d)	1,520,000	1,529,599
4.75% 3/1/30	680,000	681,700
5% 2/15/32 (d)	1,520,000	1,529,675
Bath & Body Works, Inc. 6.625% 10/1/30 (d)	5,045,000	5,596,721
Carvana Co.:
4.875% 9/1/29 (d)	6,630,000	6,295,715
5.5% 4/15/27 (d)	3,045,000	3,039,001
5.875% 10/1/28 (d)	2,505,000	2,514,394
EG Global Finance PLC:
6.75% 2/7/25 (d)	12,050,000	12,140,375
8.5% 10/30/25 (d)	2,520,000	2,590,888
Gap, Inc.:
3.625% 10/1/29 (d)	1,520,000	1,454,306
3.875% 10/1/31 (d)	2,595,000	2,483,467
		40,538,339
Technology - 4.3%
Arches Buyer, Inc.:
4.25% 6/1/28 (d)	1,580,000	1,564,200
6.125% 12/1/28 (d)	555,000	560,384
Black Knight InfoServ LLC 3.625% 9/1/28 (d)	2,675,000	2,610,800
CA Magnum Holdings 5.375% (d)(i)	770,000	786,363
Camelot Finance SA 4.5% 11/1/26 (d)	2,285,000	2,366,118
CDK Global, Inc.:
4.875% 6/1/27	460,000	473,800
5.25% 5/15/29 (d)	1,305,000	1,380,038
CDW LLC/CDW Finance Corp. 4.25% 4/1/28	2,960,000	3,041,134
Elastic NV 4.125% 7/15/29 (d)	1,275,000	1,249,500
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (d)	2,235,000	2,315,996
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)	2,530,000	2,592,491
Match Group Holdings II LLC:
4.125% 8/1/30 (d)	2,335,000	2,314,569
5% 12/15/27 (d)	1,235,000	1,287,488
5.625% 2/15/29 (d)	2,035,000	2,177,450
MicroStrategy, Inc. 6.125% 6/15/28 (d)	5,985,000	5,999,963
NCR Corp. 5.125% 4/15/29 (d)	1,775,000	1,793,726
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (d)	1,450,000	1,593,188
NortonLifeLock, Inc. 5% 4/15/25 (d)	6,075,000	6,135,750
Nuance Communications, Inc. 5.625% 12/15/26	1,035,000	1,066,252
ON Semiconductor Corp. 3.875% 9/1/28 (d)	3,110,000	3,164,083
Open Text Corp.:
3.875% 12/1/29 (d)	2,200,000	2,186,976
5.875% 6/1/26 (d)	4,510,000	4,643,045
Open Text Holdings, Inc.:
4.125% 2/15/30 (d)	3,095,000	3,079,525
4.125% 12/1/31 (d)	2,200,000	2,183,918
Qorvo, Inc. 4.375% 10/15/29	5,505,000	5,814,381
Rackspace Hosting, Inc. 5.375% 12/1/28 (d)	1,430,000	1,379,950
Roblox Corp. 3.875% 5/1/30 (d)	6,055,000	6,070,138
Sensata Technologies BV 4% 4/15/29 (d)	2,480,000	2,514,720
Square, Inc.:
2.75% 6/1/26 (d)	2,555,000	2,542,583
3.5% 6/1/31 (d)	2,555,000	2,590,131
Synaptics, Inc. 4% 6/15/29 (d)	1,210,000	1,222,100
TTM Technologies, Inc. 4% 3/1/29 (d)	2,215,000	2,148,949
Twilio, Inc.:
3.625% 3/15/29	1,725,000	1,735,247
3.875% 3/15/31	1,805,000	1,791,463
Uber Technologies, Inc.:
7.5% 5/15/25 (d)	5,010,000	5,279,288
7.5% 9/15/27 (d)	2,765,000	3,000,025
Unisys Corp. 6.875% 11/1/27 (d)	1,425,000	1,521,188
		94,176,920
Telecommunications - 8.1%
Altice Financing SA:
5% 1/15/28 (d)	2,375,000	2,220,257
5.75% 8/15/29 (d)	7,480,000	7,124,064
Altice France SA:
5.125% 1/15/29 (d)	2,270,000	2,149,531
5.125% 7/15/29 (d)	4,510,000	4,286,214
5.5% 1/15/28 (d)	4,825,000	4,776,750
8.125% 2/1/27 (d)	4,475,000	4,773,259
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)	9,965,000	10,413,425
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)	1,280,000	1,243,200
5.625% 9/15/28 (d)	1,010,000	987,275
Cogent Communications Group, Inc.:
3.5% 5/1/26 (d)	1,700,000	1,704,250
5.375% 3/1/22 (d)	677,000	677,000
Consolidated Communications, Inc. 5% 10/1/28 (d)	1,320,000	1,299,329
Frontier Communications Holdings LLC:
5% 5/1/28 (d)	2,480,000	2,486,969
5.875% 10/15/27 (d)	2,440,000	2,519,727
5.875% 11/1/29	615,475	605,092
6% 1/15/30 (d)	3,035,000	2,985,499
6.75% 5/1/29 (d)	2,795,000	2,876,880
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (g)	7,570,000	3,671,450
8.5% 10/15/24 (d)(g)	2,965,000	1,489,913
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (d)	2,520,000	2,509,996
6.75% 10/15/27 (d)	5,250,000	5,442,885
Level 3 Financing, Inc.:
3.75% 7/15/29 (d)	3,850,000	3,575,688
4.25% 7/1/28 (d)	3,420,000	3,334,500
4.625% 9/15/27 (d)	7,220,000	7,313,860
Lumen Technologies, Inc.:
4% 2/15/27 (d)	4,225,000	4,210,255
5.125% 12/15/26 (d)	5,000,000	5,008,750
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75% 4/30/27 (d)	1,700,000	1,650,955
6% 2/15/28 (d)	790,000	750,500
Qwest Corp.:
6.75% 12/1/21	500,000	500,000
7.25% 9/15/25	545,000	637,852
Sable International Finance Ltd. 5.75% 9/7/27 (d)	4,895,000	5,041,850
Sabre GLBL, Inc. 9.25% 4/15/25 (d)	1,820,000	2,024,750
SBA Communications Corp. 3.875% 2/15/27	9,320,000	9,539,742
Sprint Capital Corp. 8.75% 3/15/32	26,030,000	38,482,709
Telecom Italia SpA 5.303% 5/30/24 (d)	2,020,000	2,095,225
Telesat Canada/Telesat LLC 6.5% 10/15/27 (d)	1,735,000	1,352,780
Uniti Group, Inc. 6% 1/15/30 (d)	6,860,000	6,414,100
ViaSat, Inc. 5.625% 9/15/25 (d)	1,070,000	1,081,374
Windstream Escrow LLC 7.75% 8/15/28 (d)	10,615,000	11,058,813
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)	3,835,000	3,652,838
6.125% 3/1/28 (d)	2,115,000	1,990,744
		175,960,250
Textiles/Apparel - 0.3%
Crocs, Inc.:
4.125% 8/15/31 (d)	2,540,000	2,527,300
4.25% 3/15/29 (d)	1,490,000	1,482,550
Victoria's Secret & Co. 4.625% 7/15/29 (d)	1,665,000	1,643,788
		5,653,638
Transportation Ex Air/Rail - 1.3%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (d)	9,000	9,433
4.375% 5/1/26 (d)	7,000	7,501
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)	1,395,000	1,424,393
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (d)	13,390,000	12,787,450
11.25% 8/15/22 (d)	675,000	674,825
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (d)	5,110,000	5,368,694
Seaspan Corp.:
5.5% 8/1/29 (d)	3,695,000	3,666,179
6.5% 4/29/26 (d)	2,100,000	2,220,619
Teekay Corp. 9.25% 11/15/22 (d)	1,990,000	2,033,780
		28,192,874
Utilities - 6.3%
Clearway Energy Operating LLC 4.75% 3/15/28 (d)	5,885,000	6,179,250
DCP Midstream Operating LP:
5.125% 5/15/29	4,715,000	5,228,464
5.625% 7/15/27	2,205,000	2,462,742
DPL, Inc. 4.35% 4/15/29	9,480,000	10,048,800
InterGen NV 7% 6/30/23 (d)	30,215,000	29,610,700
NRG Energy, Inc.:
3.375% 2/15/29 (d)	1,145,000	1,105,017
3.875% 2/15/32 (d)	3,725,000	3,575,441
5.25% 6/15/29 (d)	3,050,000	3,161,630
6.625% 1/15/27	891,000	921,071
Pacific Gas & Electric Co.:
3.75% 8/15/42	350,000	325,708
3.95% 12/1/47	2,495,000	2,467,822
4.55% 7/1/30	16,150,000	17,625,530
4.95% 7/1/50	23,225,000	26,069,884
PG&E Corp.:
5% 7/1/28	3,405,000	3,507,150
5.25% 7/1/30	9,430,000	9,665,750
Pike Corp. 5.5% 9/1/28 (d)	2,030,000	2,048,312
TerraForm Global, Inc. 6.125% 3/1/26 (d)	2,450,000	2,499,000
TerraForm Power Operating LLC 4.25% 1/31/23 (d)	2,000,000	2,015,000
The AES Corp.:
3.3% 7/15/25 (d)	34,000	35,567
3.95% 7/15/30 (d)	29,000	31,265
Vertiv Group Corp. 4.125% 11/15/28 (d)	3,055,000	3,047,363
Vistra Operations Co. LLC:
4.375% 5/1/29 (d)	1,940,000	1,903,431
5.5% 9/1/26 (d)	1,440,000	1,475,309
5.625% 2/15/27 (d)	2,000,000	2,053,790
		137,063,996
TOTAL NONCONVERTIBLE BONDS		1,839,304,602
TOTAL CORPORATE BONDS (Cost $1,816,414,717)		1,867,732,368

Common Stocks - 6.3%
	Shares	Value ($)
Automotive & Auto Parts - 0.0%
UC Holdings, Inc. (c)(j)	32,168	212,952

Broadcasting - 0.0%
iHeartMedia, Inc. (j)	8,204	160,880

Chemicals - 0.1%
Corteva, Inc.	10,266	461,970
Dow, Inc.	10,266	563,911
TOTAL CHEMICALS		1,025,881
Energy - 4.2%
California Resources Corp.	289,637	11,316,118
California Resources Corp. warrants 10/27/24 (j)	20,004	240,048
Chesapeake Energy Corp.	149,081	8,876,283
Chesapeake Energy Corp. (b)	2,990	178,025
Denbury, Inc. (j)	137,141	10,919,166
Denbury, Inc. warrants 9/18/25 (j)	118,677	6,166,457
EP Energy Corp. (c)(j)	218,900	19,646,275
Forbes Energy Services Ltd. (c)(j)	72,087	72
Jonah Energy Parent LLC (c)	425,801	22,043,718
Mesquite Energy, Inc. (c)(j)	214,437	8,292,267
Noble Corp.	6,653	155,414
Noble Corp. (d)	1,015	23,710
Noble Corp.:
warrants 2/5/28 (j)	27,051	243,459
warrants 2/5/28 (j)	27,051	189,357
Superior Energy Services, Inc. Class A (c)	15,005	384,137
Tidewater, Inc.:
warrants 11/14/42 (j)	23,695	271,671
warrants 11/14/42 (j)	8,251	94,600
Tribune Resources, Inc. (c)(j)	182,155	140,259
Tribune Resources, Inc. warrants 3/30/23 (c)(j)	51,925	1
Valaris Ltd.	92,187	2,863,328
TOTAL ENERGY		92,044,365
Entertainment/Film - 0.1%
New Cotai LLC/New Cotai Capital Corp. (b)(c)(j)	1,330,466	2,541,190

Food & Drug Retail - 0.7%
Northeast Grocery, Inc. (b)(c)	228,430	90,888
Southeastern Grocers, Inc. (b)(c)	687,397	15,871,997
TOTAL FOOD & DRUG RETAIL		15,962,885
Gaming - 0.5%
Boyd Gaming Corp. (j)	81,500	4,776,715
Caesars Entertainment, Inc. (j)	57,808	5,206,767
Studio City International Holdings Ltd. ADR (j)	28,000	192,640
TOTAL GAMING		10,176,122
Services - 0.2%
United Rentals, Inc. (j)	11,400	3,861,636

Telecommunications - 0.1%
CUI Acquisition Corp. Class E (c)(j)	0	16,065
Frontier Communications Parent, Inc.	77,463	2,588,039
TOTAL TELECOMMUNICATIONS		2,604,104
Utilities - 0.4%
NRG Energy, Inc.	60,111	2,165,198
Vistra Corp.	359,562	7,148,093
TOTAL UTILITIES		9,313,291
TOTAL COMMON STOCKS (Cost $78,736,731)		137,903,306

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
Utilities - 0.3%
PG&E Corp. (Cost $6,993,013)	61,000	6,905,945

Bank Loan Obligations - 3.5%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.0%
First Eagle Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6315% 2/1/27 (e)(f)(k)	1,076,338	1,058,546

Broadcasting - 0.1%
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 8/14/26 (e)(f)(k)	1,130,162	1,126,862

Cable/Satellite TV - 0.2%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (e)(f)(k)	3,528,961	3,517,950

Chemicals - 0.3%
Consolidated Energy Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 5/7/25 (c)(e)(f)(k)	5,770,538	5,626,274
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6573% 5/7/25 (e)(f)(k)	527,288	517,622
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.092% 10/1/25 (e)(f)(k)	659,789	650,855
TOTAL CHEMICALS		6,794,751
Consumer Products - 0.1%
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/15/28 (e)(f)(k)	932,663	925,434
The Golub Corp. 2LN, term loan 3 month U.S. LIBOR + 13.500% 13.5% 5/8/26 (c)(e)(f)(k)	1,261,675	1,261,675
TOTAL CONSUMER PRODUCTS		2,187,109
Containers - 0.3%
LABL, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.5% 10/22/28 (e)(f)(k)	5,755,000	5,721,448

Diversified Financial Services - 0.2%
Cabazon Finance Authority term loan 11% 3/7/24 pay-in-kind (c)(e)(k)	2,659,004	2,659,004
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3738% 3/1/25 (e)(f)(k)	253,619	251,823
New Cotai LLC 1LN, term loan 3 month U.S. LIBOR + 12.000% 14% 9/9/25 (c)(e)(f)(k)	410,981	410,981
TOTAL DIVERSIFIED FINANCIAL SERVICES		3,321,808
Energy - 0.2%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.837% 11/3/25 (e)(f)(k)	1,162,853	1,156,748
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (e)(f)(k)	1,239,877	1,237,559
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (e)(f)(k)	298,900	295,663
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.18% 3/1/26 (e)(f)(k)	3,014,563	2,313,677
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(f)(g)(k)	3,964,252	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(f)(g)(k)	1,710,000	0
TOTAL ENERGY		5,003,647
Gaming - 0.1%
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3275% 9/15/23 (e)(f)(k)	616,795	614,871
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (e)(f)(k)	1,088,438	1,082,538
TOTAL GAMING		1,697,409
Healthcare - 0.1%
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 11/1/28 (e)(f)(k)	290,000	288,188
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/27 (e)(f)(k)	431,854	431,047
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 11/15/28 (e)(f)(k)	1,135,000	1,129,507
TOTAL HEALTHCARE		1,848,742
Hotels - 0.1%
Travelport Finance Luxembourg SARL 1LN, term loan 3 month U.S. LIBOR + 6.750% 6.8815% 5/30/26 (e)(f)(k)	1,379,511	1,170,281

Insurance - 0.1%
Acrisure LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 2/15/27 (e)(f)(k)	215,000	213,792
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3404% 5/10/25 (e)(f)(k)	62,249	61,315
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3404% 5/9/25 (e)(f)(k)	2,013,650	1,984,069
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1315% 5/16/24 (e)(f)(k)	441,600	436,946
TOTAL INSURANCE		2,696,122
Leisure - 0.0%
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 8/17/28 (e)(f)(k)	43,425	42,910

Railroad - 0.0%
Einstein Merger Sub, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.250% 7.75% 10/25/28 (c)(e)(f)(k)	915,000	910,425

Services - 0.7%
Ascend Learning LLC 2LN, term loan 1 month U.S. LIBOR + 5.750% 11/18/29 (f)(k)(l)	305,000	305,509
Finastra U.S.A., Inc. Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (e)(f)(k)	8,250,000	8,216,505
IRI Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3404% 11/30/25 (e)(f)(k)	3,056,187	3,047,019
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (e)(f)(k)	2,230,000	2,214,680
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/4/28 (e)(f)(k)	1,502,450	1,500,572
TOTAL SERVICES		15,284,285
Super Retail - 0.1%
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 3/5/28 (e)(f)(k)	2,656,169	2,652,849

Technology - 0.6%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8815% 8/10/25 (e)(f)(k)	4,974,359	4,285,957
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.5775% 4/30/25 (e)(f)(k)	1,590,800	1,559,477
Epicor Software Corp. 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.75% 7/31/28 (e)(f)(k)	1,945,000	1,984,873
UKG, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8404% 5/4/26 (e)(f)(k)	700,700	696,762
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (e)(f)(k)	560,000	564,200
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 5/3/26 (f)(k)(l)	3,948,050	3,924,599
2LN, term loan 1 month U.S. LIBOR + 5.250% 5/3/27 (f)(k)(l)	590,000	591,658
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.0904% 2/28/27 (e)(f)(k)	443,250	440,205
TOTAL TECHNOLOGY		14,047,731
Telecommunications - 0.3%
Altice France SA Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.1178% 8/14/26 (e)(f)(k)	1,067,000	1,057,397
Intelsat Jackson Holdings SA:
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (e)(f)(k)	300,000	300,450
Tranche B-5, term loan 8.625% 1/2/24 (k)	300,000	300,564
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.3917% 7/13/22 (f)(k)(m)	5,144,448	5,154,119
TOTAL TELECOMMUNICATIONS		6,812,530
TOTAL BANK LOAN OBLIGATIONS (Cost $79,801,427)		75,895,405

Preferred Securities - 2.0%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 1.7%
Bank of America Corp.:
4.3% (e)(i)	5,780,000	5,817,454
6.1% (e)(i)	3,690,000	3,975,975
6.25% (e)(i)	2,310,000	2,448,600
Citigroup, Inc. 5.95% (e)(i)	11,215,000	11,466,552
JPMorgan Chase & Co. 6% (e)(i)	11,680,000	12,030,400
Wells Fargo & Co. 5.9% (e)(i)	1,955,000	2,037,159
TOTAL BANKS & THRIFTS		37,776,140
Energy - 0.1%
MPLX LP 6.875% (e)(i)	1,270,000	1,276,350
Summit Midstream Partners LP 9.5% (e)(i)	204,000	167,280
TOTAL ENERGY		1,443,630
Insurance - 0.2%
Alliant Holdings Intermediate LLC 9.75% (c)(i)	4,000,000	3,940,000

TOTAL PREFERRED SECURITIES (Cost $42,734,305)		43,159,770

Other - 0.0%
	Shares	Value ($)
Other - 0.0%
Tribune Co. Claim (c)(j) (Cost $11,217)	11,217	7,516

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (n) (Cost $21,352,642)	21,348,373	21,352,642

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $2,046,044,052)	2,152,956,952
NET OTHER ASSETS (LIABILITIES) - 1.2%	25,797,646
NET ASSETS - 100.0%	2,178,754,598

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,485,528 or 1.6% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,370,137,651 or 62.9% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Non-income producing - Security is in default.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Security is perpetual in nature with no stated maturity date.
(j)	Non-income producing
(k)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(l)	The coupon rate will be determined upon settlement of the loan after period end.
(m)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $857,408 and $859,020, respectively.

(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	28,315
Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 10/15/21	2,806,548
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 10/15/21	1,625,518
New Cotai LLC/New Cotai Capital Corp.	9/11/20	6,590,796
Northeast Grocery, Inc.	11/08/21	90,888
Southeastern Grocers, Inc.	6/01/18 - 4/26/19	5,072,958

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	101,214,485	231,264,021	311,125,864	13,519	-	-	21,352,642	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	-	2,768,224	2,768,224	70	-	-	-	0.0%
Total	101,214,485	234,032,245	313,894,088	13,589	-	-	21,352,642

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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